Warrants - Class A Warrants - Additional Information (Detail) - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2015	Mar. 31, 2015	Feb. 28, 2015
Class Of Warrant Or Right [Line Items]
Cashless exercise of Warrants				508,641
Issuance of common stock upon exercise of warrants under cashless exercise provision				1
Exercise Price Per One Common Share		$ 45,600
Class A Warrant
Class Of Warrant Or Right [Line Items]
Cashless exercise of Warrants				508,641
Exercise price				$ 0.03	$ 4.92	$ 0.03	$ 2.20	$ 4.92
Exercise Price Per One Common Share	$ 570.00	$ 561.00	$ 561.00	$ 1,600,000	$ 248,000,000